Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

	December 31 2020	December 31 2019
	$	$
Gross goodwill, beginning of the year	1,829.8	1,799.2
Acquisitions	31.4	90.1
Impact of foreign exchange	(9.4)	(59.5)
Gross goodwill, end of the year	1,851.8	1,829.8
Accumulated impairment losses	(178.0)	(178.0)
Net goodwill, end of the year	1,673.8	1,651.8

Schedule of Goodwill Allocated	Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31 2020	December 31 2019
	$	$
Canada	359.5	358.2
United States	963.1	956.0
Global	351.2	337.6
Allocated	1,673.8	1,651.8